                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-10623
                      ------------------------------------
                      (Investment Company Act file number)

                                  DECS TRUST IX
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             c/o The Bank of New York
                101 Barclay Street
                New York, New York                           10286
-------------------------------------------------       ---------------
    (Address of principal executive offices)               (Zip code)

                                Ms. Betty Cocozza
                              The Bank of New York
                               101 Barclay Street
                            New York, New York 10286
                     ---------------------------------------
                     (Name and address of agent for service)

                                  212-815-2909
              ----------------------------------------------------
              (Registrant's telephone number, including area code)

                                December 31, 2004
                            -------------------------
                            (Date of fiscal year end)

                                  June 30, 2004
                           --------------------------
                           (Date of reporting period)

ITEM 1. REPORT TO STOCKHOLDERS

                                  DECS TRUST IX

                                SEMIANNUAL REPORT
                                  June 30, 2004

DECS TRUST IX

SEMIANNUAL REPORT
JUNE 30, 2004

TRUSTEES
        Donald J. Puglisi, Managing Trustee
        William R. Latham III
        James B. O'Neill

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT
AND PAYING AGENT
        The Bank of New York
        101 Barclay Street
        New York, New York 10286

SUMMARY INFORMATION

DECS Trust IX (the "Trust") is a Delaware business trust. It was created to issue DECS securities and to carry out the transactions described in this summary. The DECS are securities that represent all of the beneficial interest in the Trust. On February 5, 2002, the Trust sold 3,800,000 DECS to the public at a price of $31.58 each. With part of the net proceeds received from the sale of the DECS, the Trust purchased a portfolio of U.S. Treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of common stock ("Common Stock") of LaBranche & Co Inc. ("LaBranche") from certain shareholders of LaBranche. These shareholders are referred to in this summary as the "Sellers."

The terms of the DECS are designed to give the holders a higher current yield than they would receive by owning the Common Stock, while also giving them the chance to share in the increased value of Common Stock if its price goes up. LaBranche does not currently pay dividends on its Common Stock and has stated that it does not intend to do so, but in the future LaBranche might pay dividends that are higher than the distributions holders will receive from the Trust. Holders of the DECS will receive less than they paid for their securities if the price of Common Stock is below that price when the Trust terminates on or shortly after February 15, 2005 (which is referred to below as the "Exchange Date"), but they will receive only part of the increased value if the price of the Common Stock goes up, and then only if the price is above $37.896 per share shortly before the Exchange Date.

Each DECS security entitles the holder to a cash distribution of $0.5329 on each February 15, May 15, August 15 and November 15, ending on February 15, 2005. Those payments are made from maturing U.S. Treasury securities that the Trust acquired when it issued the DECS.

On the Exchange Date, holders of the DECS will receive between 0.8333 and 1.0 shares of Common Stock for each DECS security owned. If, shortly before the Exchange Date, the price of the Common Stock is more than $37.896 per share, holders will receive 0.8333 shares of Common Stock, or the cash equivalent, for each DECS security owned. If the price of the Common Stock is more than $31.58 per share but less than or equal to $37.896 per share, holders will receive Common Stock worth $31.58, or the cash equivalent, for each DECS. Finally, if the price of Common Stock is $31.58 per share or less, holders will receive one share of Common Stock, or the cash equivalent, for each DECS owned. Those amounts will be adjusted if LaBranche splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the Trust, the Sellers have the option to deliver cash to the Trust instead of shares of Common Stock. If the Sellers decide to deliver cash, holders will receive the cash value of the Common Stock they would have received under the Sellers' contracts instead of the shares themselves. If LaBranche merges into another company or liquidates, holders may receive shares of the other company or cash instead of Common Stock on the Exchange Date. If a Seller defaults under his prepaid forward contract with the Trust, the obligations of the Sellers under their contracts will be accelerated and the Trust will immediately distribute to holders the Common Stock or cash received by the Trust under the prepaid forward contracts plus the proceeds from the sale of the U.S. Treasury securities then held by the Trust.

The Sellers may elect to deliver cash instead of the Common Stock subject to their contracts by completing an offering of securities to refinance the DECS (a "rollover offering"). The Sellers may extend the Exchange Date under their prepaid forward contracts to May 15, 2005, but only in connection with a rollover offering. If the Sellers extend the Exchange Date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.5329 per quarter for the period beginning on February 15, 2005 and ending on the extended Exchange Date. If the Sellers complete a rollover offering and have extended the Exchange Date, the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended Exchange Date. If the Sellers have elected to extend the Exchange Date to May 15, 2005, the Sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the Exchange Date to between February 15, 2005 and May 15, 2005, in which case the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated Exchange Date.

This is only a summary of certain provisions and features of the DECS and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the Trust's prospectus dated February 5, 2002. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

DECS TRUST IX

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

(UNAUDITED)

ASSETS

   Investments, at value (cost $98,761,821)                                           $   37,733,018
   Cash                                                                                        8,211
   Prepaid expenses                                                                           72,649
                                                                                      --------------

                TOTAL ASSETS                                                          $   37,813,878
                                                                                      --------------

LIABILITIES

   Unearned expense reimbursement                                                             72,649
                                                                                      --------------

                NET ASSETS                                                            $   37,741,229
                                                                                      ==============

COMPOSITION OF NET ASSETS

   DECS, no par value;
       3,800,002 shares issued and outstanding (Note 9)                               $   98,770,032
   Unrealized depreciation of investments                                                (61,028,803)
                                                                                      --------------

                NET ASSETS                                                            $   37,741,229
                                                                                      ==============

                NET ASSET VALUE PER DECS ($37,741,229/3,800,002 shares outstanding)   $         9.93
                                                                                      ==============

   The accompanying notes are an integral part of these financial statements.

DECS TRUST IX

SCHEDULE OF INVESTMENTS
JUNE 30, 2004

(UNAUDITED)

                                                  PAR       MATURITY                     MARKET
SECURITIES DESCRIPTION                           VALUE        DATE         COST           VALUE
UNITED STATES GOVERNMENT SECURITIES

United States Treasury STRIPS                 $ 2,026,000  $ 08/15/04  $   2,017,678  $  2,023,261
United States Treasury STRIPS                   2,026,000    11/15/04      1,998,625     2,014,452
United States Treasury STRIPS                   2,026,000    02/15/05      1,980,467     2,003,288
                                              -----------              -------------  ------------
                                              $ 6,078,000                  5,996,770     6,041,001
                                              ===========
FORWARD PURCHASE CONTRACT:
     3,800,000 shares of LaBranche & Co
         Inc. Common Stock (See Note 8)                                   92,765,051    31,692,017
                                                                       -------------  ------------
                Total                                                  $  98,761,821  $ 37,733,018
                                                                       =============  ============

   The accompanying notes are an integral part of these financial statements.

DECS TRUST IX

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004

(UNAUDITED)

INTEREST INCOME                                                                           $     134,434

EXPENSES:
   Administrative fees and expenses                                         $    18,907
   Legal fees                                                                     4,932
   Audit fees                                                                    12,500
   Accounting fees                                                                7,645
   Trustees' fees                                                                 5,918
   Other expenses                                                                10,193
                                                                            -----------

                TOTAL FEES AND EXPENSES                                          60,095

Expense Reimbursement (Note 7)                                                  (60,095)
                                                                            -----------
                TOTAL EXPENSES - NET                                                                  -
                                                                                          -------------

                NET INVESTMENT INCOME                                                           134,434

                NET CHANGE IN UNREALIZED DEPRECIATION
                  OF INVESTMENTS                                                            (11,782,859)
                                                                                          -------------

                NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ (11,648,425)
                                                                                          =============

   The accompanying notes are an integral part of these financial statements.

DECS TRUST IX

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 AND
YEAR ENDED DECEMBER 31, 2003

(UNAUDITED)

                                                          SIX MONTHS ENDED        Year ended
                                                            JUNE 30, 2004      December 31, 2003
                                                          -----------------    -----------------
OPERATIONS:

   Net investment income                                  $         134,434    $         423,913
   Net change in unrealized depreciation of investments         (11,782,859)         (43,736,906)
                                                          -----------------    -----------------
       NET DECREASE IN NET ASSETS
           FROM OPERATIONS                                      (11,648,425)         (43,312,993)
                                                          -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (134,434)            (423,913)
   Return of capital                                             (3,915,608)          (7,676,171)
                                                          -----------------    -----------------

       TOTAL DISTRIBUTIONS                                       (4,050,042)          (8,100,084)
                                                          -----------------    -----------------

       TOTAL (DECREASE) IN NET ASSETS FOR
           THE PERIOD                                           (15,698,467)         (51,413,077)

       NET ASSETS, BEGINNING OF PERIOD                           53,439,696          104,852,773
                                                          -----------------    -----------------

       NET ASSETS, END OF PERIOD                          $      37,741,229    $      53,439,696
                                                          -----------------    -----------------

   The accompanying notes are an integral part of these financial statements.

DECS TRUST IX

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 1. ORGANIZATION

DECS Trust IX ("Trust"), organized as a Delaware business trust on January 7, 2002, is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In February 2002, the Trust sold DECS to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for forward purchase contracts for shares of LaBranche & Co Inc. (the "Company") common stock (Common Stock) from existing stockholders (the "Sellers") of the Company. Each DECS represents between 0.8333 and 1.00 shares of the Common Stock or cash equal to the value of those shares. The number of shares, or amount of cash, will vary, depending on the average market price of the Company's Common Stock over the twenty business days before the exchange date. The Common Stock, or its cash equivalent, is deliverable pursuant to the contract on February 15, 2005 (the "Exchange Date") but may be extended by the Sellers to any date through May 15, 2005 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

Valuation of investments: The U.S. Treasury STRIPS are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are fair valued, in accordance with procedures approved by the Trustees of the Trust, at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto. The estimated value may differ significantly from the value that would have been used had a ready market for the contracts existed, and the difference could be material.

Investment transactions: Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of amortization of discount. Realized gains and losses are accounted for on the specific identification method.

Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DECS TRUST IX

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 3. DISTRIBUTIONS

The face amounts and maturities of U.S. Treasury STRIPS held by the Trust correspond to the amounts and payment dates of scheduled distributions to shareholders. DECS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.1316 per annum or $.5329 per quarter (except for the first distribution on May 15, 2002 which was $.5744). Pursuant to the Trust Agreement, the U.S. Treasury STRIPS must be held to maturity unless termination of the Trust is accelerated in which case the U.S. Treasury STRIPS would be sold and the proceeds distributed pro rata to the shareholders. For the six months ended June 30, 2004, the total distribution to shareholders is $4,050,042. The distribution includes return of capital and net investment income of $3,915,608 and $134,434, respectively.

NOTE 4. PURCHASES, SALES AND MATURITIES OF INVESTMENTS

Purchases and maturities of U.S. Treasury Strips for the six months ended June 30, 2004 totaled $0 and $4,052,000, respectively. There were no sales of U.S. Treasury Strips or forward purchase contracts during the six months ended June 30, 2004.

NOTE 5. TRUSTEES FEES

Each of the three Trustees has been paid a one-time, up front fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 have been paid by the Trust's Sponsor.

NOTE 6. INCOME TAXES

The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 2004, net unrealized depreciation of investments, based on cost for Federal income tax purposes, of $98,761,821 aggregated $61,028,803, consisting of gross unrealized appreciation and depreciation of investments of $44,231, and $61,073,034, respectively.

NOTE 7. EXPENSES

The Trust's Sponsor has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Equity Trust Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's Sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

NOTE 8. FORWARD PURCHASE CONTRACT

The Trust has acquired and holds forward purchase contracts with existing stockholders of the Company (the "Sellers") and paid to the Sellers $92,765,051 in connection therewith. Pursuant to such contract, the Sellers are obligated to deliver to the Trust a number of shares of Common Stock or, at the Sellers'

DECS TRUST IX

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

option, its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Sellers' contracts. The Exchange Rate will vary depending on the average market price of the Company's common stock over the twenty business days before the Exchange Date (the "Average Market Price"). The Exchange Rate will be 1 if the Average Market Price is $31.58 or less, will be .8333 if the Average Market price is more than $37.896, and will be the rate that would result in the number of shares of Common Stock that would be equal in value to $31.58 if the average Market Price is more than $31.58 but less than or equal to $37.896. The forward purchase contract is illiquid and cannot be sold by the Trust.

Offering expenses of $310,000 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward contract.

The Sellers obligations under the forward purchase contracts are collateralized by shares of LaBranche & Co Inc. common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 2004, the Custodian held 3,800,000 shares with an aggregate value of $31,996,000.

NOTE 9. CAPITAL SHARE TRANSACTIONS

During the offering period, the Trust sold 3,800,000 DECS to the public and received net proceeds of $116,093,880 ($120,004,000 less sales commissions and offering expenses of $3,910,120). As of June 30, 2004, there were 3,800,002 DECS issued and outstanding.

DECS TRUST IX

FINANCIAL HIGHLIGHTS

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                                                                          Period from
                                                                                                       February 5, 2002
                                                                                                         (Commencement
                                                             SIX MONTHS ENDED      Year Ended          of Operations) to
                                                               JUNE 30, 2004    December 31, 2003      December 31, 2002
                                                             ----------------   -----------------      -----------------
Net asset value, beginning of period                         $          14.06   $           27.59      $           30.63 *
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   .04                 .11                    .13
  Unrealized loss on investments                                        (3.10)             (11.51)                 (1.45)
                                                             ----------------   -----------------      -----------------
  Net decrease in net asset value                                       (3.06)             (11.40)                 (1.32)

LESS: DISTRIBUTIONS
  Distribution from income                                               (.04)               (.11)                  (.13)
  Return of capital                                                     (1.03)              (2.02)                 (1.51)
                                                             ----------------   -----------------      -----------------
  Total distributions                                                   (1.07)              (2.13)                 (1.64)

CAPITAL SHARE TRANSACTIONS:
  Offering costs                                                                                                    (.08)
                                                             ----------------   -----------------      -----------------
  Ending net asset value                                     $           9.93   $           14.06      $           27.59
                                                             ----------------   =================      =================
  Ending market value **                                     $           9.86   $           13.99      $           28.25
                                                             ----------------   =================      =================
Total investment return (2)                                            (22.74)%            (44.03)%                (4.88)%
Ratios/Supplemental data
  Ratio of expenses to average net assets:
    Before reimbursement (1)                                              .26%                .15%                   .12%
    After reimbursement (1)                                               .00%                .00%                   .00%
  Ratio of net investment income to average net assets:
    Before reimbursement (1)                                              .33%                .37%                   .41%
    After reimbursement (1)                                               .59%                .52%                   .53%
Net assets, end of period (in thousands)                     $         37,741   $          53,440      $         104,853

(1) Annualized

(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.

* Net proceeds less selling commissions ($.95 per share)

** Closing price on NYSE at end of period.

ITEM 2. CODE OF ETHICS

      Not applicable to this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to this report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to this report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

      Not applicable to this report.

ITEM 6. SCHEDULE OF INVESTMENTS

      See "SCHEDULE OF INVESTMENTS" in the Semiannual Report filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable. The registrant invests exclusively in non-voting securities.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable. Neither the registrant nor any "affiliated purchaser" has purchased any equity security of the registrant registered pursuant to section 12 of the Securities Exchange Act of 1934.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      Not applicable to this report.

ITEM 10. CONTROLS AND PROCEDURES

      (a) The registrant's managing trustee has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the 1940 Act (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

      (a)(2)    Certification required by Rule 30a-2(a) under the 1940 Act.

      (b)       Certification required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: September 9, 2004

                                              DECS TRUST IX

                                              By: /s/ Donald J. Puglisi
                                                  ------------------------------
                                              Name: Donald J. Puglisi
                                              Title: Managing Trustee

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dated: September 9, 2004

                                              By: /s/ Donald J. Puglisi
                                                  ------------------------------
                                              Name: Donald J. Puglisi
                                              Title: Managing Trustee

                                INDEX TO EXHIBITS

EXHIBIT NO.                       DESCRIPTION
----------                        -----------
99.CERT          Certification required by Rule 30a-2(a) under the 1940 Act.

99.CERT906       Certification required by Rule 30a-2(b) under the 1940 Act.